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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-01424

                                AIM Equity Funds
               (Exact name of registrant as specified in charter)

                11 Greenway Plaza, Suite 100 Houston, Texas 77046
               (Address of principal executive offices) (Zip code)

       Philip A. Taylor 11 Greenway Plaza, Suite 100 Houston, Texas 77046
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 626-1919

Date of fiscal year end: 10/31

Date of reporting period: 01/31/07

Item 1.  Schedule of Investments.

                         AIM CAPITAL DEVELOPMENT FUND
           Quarterly Schedule of Portfolio Holdings - January 31, 2007

                                                      (AIM INVESTMENTS(R) LOGO)

AIMinvestments.com   CDV-QTR-1 1/07   A I M Advisors, Inc.

AIM Capital Development Fund

SCHEDULE OF INVESTMENTS
January 31, 2007
(Unaudited)

                                                       SHARES          VALUE
                                                     ----------   --------------
COMMON STOCKS & OTHER EQUITY INTERESTS-98.43%
ADVERTISING-2.31%
Clear Channel Outdoor Holdings, Inc. -Class A (a)       487,727   $   14,105,065
Focus Media Holding Ltd. -ADR (China)(a)                102,228        8,450,167
Lamar Advertising Co. -Class A (a)                      240,808       15,960,754
                                                                  --------------
                                                                      38,515,986
                                                                  --------------
AEROSPACE & DEFENSE-5.50%
AerCap Holdings N.V. (Netherlands)(a)                   624,541       16,581,564
Armor Holdings, Inc. (a)                                268,575       16,248,787
L-3 Communications Holdings, Inc.                       180,818       14,888,554
Precision Castparts Corp.                               300,630       26,723,001
Spirit Aerosystems Holdings Inc. -Class A (a)           568,295       17,406,876
                                                                  --------------
                                                                      91,848,782
                                                                  --------------
AGRICULTURAL PRODUCTS-0.70%
Bunge Ltd. (b)                                          151,262       11,639,611
                                                                  --------------
AIR FREIGHT & LOGISTICS-0.78%
Robinson (C.H.) Worldwide, Inc.                         245,948       13,047,541
                                                                  --------------
ALTERNATIVE CARRIERS-0.92%
Level 3 Communications, Inc. (a)(b)                   2,481,130       15,407,817
                                                                  --------------
APPAREL RETAIL-2.47%
Abercrombie & Fitch Co. -Class A                        204,304       16,250,340
Aeropostale, Inc. (a)                                   229,027        8,231,230
DSW Inc. -Class A (a)(b)                                214,407        8,595,577
Ross Stores, Inc.                                       252,874        8,190,589
                                                                  --------------
                                                                      41,267,736
                                                                  --------------
APPAREL, ACCESSORIES & LUXURY GOODS-3.14%
Carter's, Inc. (a)                                      597,285       15,171,039
Coach, Inc. (a)                                         367,919       16,872,765
Polo Ralph Lauren Corp. (a)                             247,592       20,314,924
                                                                  --------------
                                                                      52,358,728
                                                                  --------------
APPLICATION SOFTWARE-5.06%
Amdocs Ltd. (a)                                         430,379       14,925,544
BEA Systems, Inc. (a)                                   609,292        7,512,570
Cadence Design Systems, Inc. (a)                        796,226       15,048,672
Citrix Systems, Inc. (a)                                564,396       17,874,421
Informatica Corp. (a)                                 1,231,680       15,469,901
TIBCO Software Inc. (a)                               1,468,004       13,623,077
                                                                  --------------
                                                                      84,454,185
                                                                  --------------

                                                       SHARES          VALUE
                                                     ----------   --------------
ASSET MANAGEMENT & CUSTODY BANKS-0.79%
Ameriprise Financial, Inc.                              223,510   $   13,178,150
                                                                  --------------
BIOTECHNOLOGY-1.64%
Genzyme Corp. (a)                                       259,000       17,024,070
MedImmune, Inc. (a)                                     300,000       10,398,000
                                                                  --------------
                                                                      27,422,070
                                                                  --------------
BROADCASTING & CABLE TV-0.21%
XM Satellite Radio Holdings Inc. -Class A (a)           248,088        3,525,330
                                                                  --------------
CASINOS & GAMING-1.64%
International Game Technology                           169,461        7,364,775
Scientific Games Corp. -Class A (a)                     643,851       19,985,135
                                                                  --------------
                                                                      27,349,910
                                                                  --------------
COMMUNICATIONS EQUIPMENT-0.42%
Comverse Technology, Inc. (a)                           363,630        7,036,241
                                                                  --------------
COMPUTER HARDWARE-0.52%
NCR Corp. (a)                                           184,200        8,729,238
                                                                  --------------
COMPUTER STORAGE & PERIPHERALS-2.62%
Emulex Corp. (a)                                        807,750       14,337,563
Logitech International S.A.
   (Switzerland)(a)                                     343,546       10,024,672
Network Appliance, Inc. (a)                             228,612        8,595,811
Seagate Technology                                      400,343       10,845,292
                                                                  --------------
                                                                      43,803,338
                                                                  --------------
CONSTRUCTION & ENGINEERING-2.35%
Foster Wheeler Ltd. (a)                                 377,471       20,183,375
KBR, Inc. (a)                                           294,914        6,909,835
Washington Group International, Inc. (a)                213,910       12,220,678
                                                                  --------------
                                                                      39,313,888
                                                                  --------------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS-0.65%
Joy Global Inc.                                         234,732       10,907,996
                                                                  --------------
CONSUMER ELECTRONICS-0.85%
Harman International Industries, Inc.                   150,213       14,205,643
                                                                  --------------
DATA PROCESSING & OUTSOURCED SERVICES-3.06%
Alliance Data Systems Corp. (a)                         248,990       16,913,891
CheckFree Corp. (a)                                     426,628       17,675,198
                                                                  --------------

AIM Capital Development Fund

                                                       SHARES         VALUE
                                                     ----------   --------------
DATA PROCESSING & OUTSOURCED SERVICES-(CONTINUED)
Fidelity National Information Services, Inc.            387,200   $   16,463,744
                                                                  --------------
                                                                      51,052,833
                                                                  --------------
DEPARTMENT STORES-1.02%
Nordstrom, Inc.                                         306,225       17,059,795
                                                                  --------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL
   SERVICES-2.42%
Corrections Corp. of America (a)                        480,385       23,404,357
IHS Inc. -Class A (a)                                   444,909       16,933,237
                                                                  --------------
                                                                      40,337,594
                                                                  --------------
DRUG RETAIL-0.90%
Shoppers Drug Mart Corp. (Canada)                       351,000       15,001,096
                                                                  --------------
ELECTRICAL COMPONENTS & EQUIPMENT-0.99%
Cooper Industries, Ltd. -Class A                        180,800       16,523,312
                                                                  --------------
ELECTRONIC EQUIPMENT MANUFACTURERS-1.43%
Agilent Technologies, Inc. (a)                          234,895        7,516,640
Amphenol Corp. -Class A                                 240,947       16,316,931
                                                                  --------------
                                                                      23,833,571
                                                                  --------------
FERTILIZERS & AGRICULTURAL CHEMICALS-0.57%
Potash Corp. of Saskatchewan Inc. (Canada)               60,791        9,485,220
                                                                  --------------
GENERAL MERCHANDISE STORES-0.48%
Dollar Tree Stores, Inc. (a)                            253,268        7,967,811
                                                                  --------------
HEALTH CARE DISTRIBUTORS-1.00%
Schein (Henry), Inc. (a)                                329,205       16,713,738
                                                                  --------------
HEALTH CARE FACILITIES-1.07%
Psychiatric Solutions, Inc. (a)                         460,000       17,912,400
                                                                  --------------
HEALTH CARE SERVICES-1.87%
DaVita, Inc. (a)                                        255,000       13,923,000
Pediatrix Medical Group, Inc. (a)                       328,000       17,233,120
                                                                  --------------
                                                                      31,156,120
                                                                  --------------
HEALTH CARE SUPPLIES-0.53%
Inverness Medical Innovations, Inc. (a)                 216,122        8,908,549
                                                                  --------------
HEALTH CARE TECHNOLOGY-0.96%
Cerner Corp. (a)                                        358,000       16,084,940
                                                                  --------------
HOTELS, RESORTS & CRUISE LINES-1.94%
Hilton Hotels Corp.                                     458,467       16,225,147
Starwood Hotels & Resorts Worldwide, Inc.               258,663       16,187,131
                                                                  --------------
                                                                      32,412,278
                                                                  --------------
HOUSEWARES & SPECIALTIES-0.97%
Jarden Corp. (a)                                        440,294       16,145,581
                                                                  --------------

                                                       SHARES          VALUE
                                                     ----------   --------------
HUMAN RESOURCE & EMPLOYMENT SERVICES-0.34%
Monster Worldwide Inc. (a)                              113,518   $    5,608,924
                                                                  --------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS-0.89%
KGEN Power Corp. (Acquired 01/12/07; Cost
   $14,922,194)(a)(c)(d)                              1,065,871       14,922,194
                                                                  --------------
INDUSTRIAL GASES-0.49%
Airgas, Inc.                                            195,512        8,137,209
                                                                  --------------
INSURANCE BROKERS-1.07%
National Financial Partners Corp.                       362,880       17,817,408
                                                                  --------------
INTERNET SOFTWARE & SERVICES-1.28%
Digital River, Inc. (a)                                 160,321        8,205,229
WebEx Communications, Inc. (a)                          354,742       13,153,833
                                                                  --------------
                                                                      21,359,062
                                                                  --------------
INVESTMENT BANKING & BROKERAGE-2.91%
E*TRADE Financial Corp. (a)                             328,630        8,011,999
FBR Capital Markets Corp. (Acquired
   07/14/06; Cost $7,044,000)(a)(c)                     469,600        7,114,440
Lazard Ltd. -Class A (Bermuda)                          334,967       17,002,925
Schwab (Charles) Corp. (The)                            874,099       16,537,953
                                                                  --------------
                                                                      48,667,317
                                                                  --------------
IT CONSULTING & OTHER SERVICES-0.95%
Cognizant Technology Solutions Corp. -Class A (a)       185,277       15,802,275
                                                                  --------------
LIFE SCIENCES TOOLS & SERVICES-1.24%
Invitrogen Corp. (a)                                    140,000        8,572,200
Pharmaceutical Product Development, Inc.                350,000       12,075,000
                                                                  --------------
                                                                      20,647,200
                                                                  --------------
MANAGED HEALTH CARE-3.72%
Aveta, Inc. (Acquired 12/21/05-02/21/06;
   Cost $13,947,028)(a)(c)                            1,014,837       17,252,229
Coventry Health Care, Inc. (a)                          313,984       16,185,875
Health Net Inc. (a)                                     260,000       12,664,600
Humana Inc. (a)                                         289,000       16,039,500
                                                                  --------------
                                                                      62,142,204
                                                                  --------------
MARINE-1.00%
American Commercial Lines Inc. (a)                      238,199       16,778,738
                                                                  --------------
MORTGAGE REIT'S-1.05%
Rait Financial Trust                                    467,100       17,464,869
                                                                  --------------
OFFICE SERVICES & SUPPLIES-0.95%
Knoll, Inc.                                             719,168       15,814,504
                                                                  --------------
OIL & GAS DRILLING-2.04%
ENSCO International Inc.                                334,000       16,990,580
                                                                  --------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Capital Development Fund

                                                       SHARES          VALUE
                                                     ----------   --------------
OIL & GAS DRILLING-(CONTINUED)
Noble Corp.                                             227,000   $   17,013,650
                                                                  --------------
                                                                      34,004,230
                                                                  --------------
OIL & GAS EQUIPMENT & SERVICES-2.31%
FMC Technologies, Inc. (a)                              280,000       17,340,400
Grant Prideco, Inc. (a)                                 207,000        8,110,260
Weatherford International Ltd. (a)                      325,000       13,123,500
                                                                  --------------
                                                                      38,574,160
                                                                  --------------
OIL & GAS EXPLORATION & PRODUCTION-1.92%
Rosetta Resources, Inc. (a)(d)                          765,100       14,391,531
Southwestern Energy Co.                                 460,000       17,691,600
                                                                  --------------
                                                                      32,083,131
                                                                  --------------
OIL & GAS STORAGE & TRANSPORTATION-0.95%
Williams Cos., Inc. (The)                               590,000       15,924,100
                                                                  --------------
PHARMACEUTICALS-3.66%
Allergan, Inc.                                          131,000       15,289,010
Barr Pharmaceuticals Inc. (a)                           313,000       16,751,760
Medicis Pharmaceutical Corp. -Class A                   344,000       13,047,920
Shire PLC -ADR (United Kingdom)                         252,838       16,050,156
                                                                  --------------
                                                                      61,138,846
                                                                  --------------
PROPERTY & CASUALTY INSURANCE-2.07%
LandAmerica Financial Group, Inc.                       259,459       16,361,485
Security Capital Assurance Ltd.                         641,590       18,259,651
                                                                  --------------
                                                                      34,621,136
                                                                  --------------
PUBLISHING-0.97%
R.H. Donnelley Corp. (a)                                242,880       16,170,950
                                                                  --------------
REAL ESTATE MANAGEMENT & DEVELOPMENT-2.51%
CB Richard Ellis Group, Inc. -Class A (a)               672,444       25,290,619
Meruelo Maddux Properties, Inc. (a)                   1,548,950       16,542,786
                                                                  --------------
                                                                      41,833,405
                                                                  --------------
REGIONAL BANKS-1.07%
Centennial Bank Holdings Inc. (a)(d)                    560,711        4,967,900
Centennial Bank Holdings Inc. (a)                         5,000           44,300
Signature Bank (a)                                      386,757       12,805,524
                                                                  --------------
                                                                      17,817,724
                                                                  --------------
RESTAURANTS-1.02%
Burger King Holdings Inc. (a)                           820,381       17,031,110
                                                                  --------------
SEMICONDUCTOR EQUIPMENT-0.81%
Lam Research Corp. (a)                                  115,383        5,285,695

                                                       SHARES          VALUE
                                                     ----------   --------------
SEMICONDUCTOR EQUIPMENT-(CONTINUED)
MEMC Electronic Materials, Inc. (a)                     157,466   $    8,251,219
                                                                  --------------
                                                                      13,536,914
                                                                  --------------
SEMICONDUCTORS-0.61%
Microsemi Corp. (a)                                     559,051       10,174,728
                                                                  --------------
SPECIALIZED FINANCE-1.53%
Chicago Mercantile Exchange Holdings Inc.
   -Class A                                              28,338       15,962,795
IntercontinentalExchange Inc. (a)                        73,482        9,593,075
                                                                  --------------
                                                                      25,555,870
                                                                  --------------
SPECIALTY STORES-1.87%
Office Depot, Inc. (a)                                  391,666       14,644,392
PetSmart, Inc.                                          540,697       16,512,886
                                                                  --------------
                                                                      31,157,278
                                                                  --------------
STEEL-1.06%
Allegheny Technologies, Inc.                            170,836       17,679,818
                                                                  --------------
TECHNOLOGY DISTRIBUTORS-0.52%
Arrow Electronics, Inc. (a)                             247,093        8,710,028
                                                                  --------------
THRIFTS & MORTGAGE FINANCE-0.12%
People's Choice Financial Corp. (a)(c)                1,294,269        1,941,404
                                                                  --------------
TRADING COMPANIES & DISTRIBUTORS-0.76%
WESCO International, Inc. (a)                           208,310       12,648,583
                                                                  --------------
WIRELESS TELECOMMUNICATION SERVICES-4.96%
American Tower Corp. -Class A (a)                       406,967       16,209,496
Crown Castle International Corp. (a)                    487,865       17,153,333
Leap Wireless International, Inc. (a)                   130,245        8,555,794
NII Holdings Inc. (a)                                   324,400       23,940,720
SBA Communications Corp. -Class A (a)                   573,110       17,027,098
                                                                  --------------
                                                                      82,886,441
                                                                  --------------
      Total Common Stocks & Other Equity
         Interests
         (Cost $1,311,694,681)                                     1,643,258,788
                                                                  --------------
MONEY MARKET FUNDS-1.51%
Liquid Assets Portfolio -Institutional
   Class (e)                                         12,590,962       12,590,962
Premier Portfolio -Institutional Class (e)           12,590,962       12,590,962
                                                                  --------------
      Total Money Market Funds
         (Cost $25,181,924)                                           25,181,924
                                                                  --------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Capital Development Fund

                                                       SHARES          VALUE
                                                     ----------   --------------
Total Investments (excluding investments
   purchased with cash collateral from
   securities loaned)-99.94%
   (Cost $1,336,876,605)                                          $1,668,440,712
                                                                  --------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
   SECURITIES LOANED
MONEY MARKET FUNDS-1.52%
Liquid Assets Portfolio -Institutional
   Class (e)(f)                                      12,723,507   $   12,723,507
STIC Prime Portfolio -Institutional Class (e)(f)     12,723,506       12,723,506
      Total Money Market Funds (purchased with
         cash collateral from securities loaned)
         (Cost $25,447,013)                                           25,447,013
                                                                  --------------
TOTAL INVESTMENTS-101.46%
   (Cost $1,362,323,618)                                           1,693,887,725
                                                                  --------------
OTHER ASSETS LESS LIABILITIES-(1.46)%                                (24,358,784)
                                                                  --------------
NET ASSETS-100.00%                                                $1,669,528,941
                                                                  ==============

Investment Abbreviations:

ADR -- American Depositary Receipt

REIT -- Real Estate Investment Trust

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b)  All or a portion of this security was out on loan at January 31, 2007.

(c) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at January 31, 2007 was $41,230,267, which represented 2.47% of the Fund's Net Assets. These securities are considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase.

(d) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate value of these securities at January 31, 2007 was $34,281,625, which represented 2.05% of the Fund's Net Assets. See Note 1A.

(e) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(f) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Capital Development Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
January 31, 2007
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following

AIM Capital Development Fund
     procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a

AIM Capital Development Fund
     security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

F. PUT OPTIONS PURCHASED - The Fund may purchase put options including options on securities indexes and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

G. COVERED CALL OPTIONS - The Fund may write call options. A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. Written call options are recorded as a liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized gains and losses on these contracts are included in the Statement of Operations. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

H. COLLATERAL - To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

AIM Capital Development Fund

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the three months ended January 31, 2007.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                                 CHANGE IN
                                                                                UNREALIZED                           REALIZED
                                       VALUE       PURCHASES      PROCEEDS     APPRECIATION      VALUE     DIVIDEND    GAIN
FUND                                  10/31/06      AT COST      FROM SALES   (DEPRECIATION)    01/31/07    INCOME    (LOSS)
----                                -----------  ------------  -------------  --------------  -----------  --------  --------
Liquid Assets
   Portfolio- Institutional Class   $38,764,321  $ 93,417,020  $(119,590,379)       $--       $12,590,962  $372,988     $--

Premier
   Portfolio- Institutional Class    38,764,321    93,417,020   (119,590,379)        --        12,590,962   370,569      --
                                    -----------  ------------  -------------        ---       -----------  --------     ---
   SUBTOTAL                         $77,528,642  $186,834,040  $(239,180,758)       $--       $25,181,924  $743,557     $--
                                    -----------  ------------  -------------        ---       -----------  --------     ---

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                                  CHANGE IN
                                                                                 UNREALIZED                           REALIZED
                                        VALUE       PURCHASES      PROCEEDS     APPRECIATION      VALUE     DIVIDEND    GAIN
FUND                                  10/31/06       AT COST      FROM SALES   (DEPRECIATION)    01/31/07    INCOME*   (LOSS)
----                                ------------  ------------  -------------  --------------  -----------  --------  --------
Liquid Assets
   Portfolio- Institutional Class   $ 17,687,319  $ 38,884,165  $ (43,847,977)       $--       $12,723,507  $ 59,994     $--

STIC Prime
   Portfolio- Institutional Class     17,687,318    38,884,165    (43,847,977)        --        12,723,506    60,006      --
                                    ------------  ------------  -------------        ---       -----------  --------     ---
   SUBTOTAL                         $ 35,374,637  $ 77,768,330  $ (87,695,954)       $--       $25,447,013  $120,000     $--
                                    ------------  ------------  -------------        ---       -----------  --------     ---
   TOTAL INVESTMENTS IN AFFILIATES  $112,903,279  $264,602,370  $(326,876,712)       $--       $50,628,937  $863,557     $--
                                    ============  ============  =============        ===       ===========  ========     ===

*    Net of compensation to counterparties.

NOTE 3 -- PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also

AIM Capital Development Fund
experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

     At January 31, 2007, securities with an aggregate value of $25,312,758 were on loan to brokers. The loans were secured by cash collateral of $25,447,013 received by the Fund and subsequently invested in affiliated money market funds. For the three months ended January 31, 2007, the Fund received dividends on cash collateral investments of $120,000 for securities lending transactions, which are net of compensation to counterparties.

NOTE 4 -- OPTION CONTRACTS WRITTEN

                         TRANSACTIONS DURING THE PERIOD

                      CALL OPTION CONTRACTS
                      ---------------------
                      NUMBER OF    PREMIUMS
                      CONTRACTS    RECEIVED
                      ---------   ---------
Beginning of period     2,584     $ 409,932
Written                 1,125       226,710
Closed                   (786)     (113,860)
Exercised              (1,459)     (246,965)
Expired                (1,464)     (275,817)
                       ------     ---------
End of period              --     $      --
                       ------     ---------

NOTE 5 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2007 was $492,659,055 and $418,152,087, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities     $ 349,557,787
Aggregate unrealized (depreciation) of investment securities     (19,590,083)
                                                               -------------
Net unrealized appreciation of investment securities           $ 329,967,704
                                                               =============

Cost of investments for tax purposes is $1,363,920,021.

                                AIM CHARTER FUND
           Quarterly Schedule of Portfolio Holdings - January 31, 2007

                                                       (AIM INVESTMENTS(R) LOGO)

AIMinvestments.com   CHT-QTR-1 1/07   A I M Advisors, Inc.

AIM Charter Fund

SCHEDULE OF INVESTMENTS
January 31, 2007
(Unaudited)

                                                       SHARES          VALUE
                                                     ----------   --------------
DOMESTIC COMMON STOCKS & OTHER EQUITY
   INTERESTS-69.85%
AEROSPACE & DEFENSE-2.25%
Northrop Grumman Corp.                                1,081,774   $   76,741,047
Raytheon Co.-Wts. expiring  06/16/11 (a)                    467            7,729
United Technologies Corp.                             1,125,000       76,522,500
                                                                  --------------
                                                                     153,271,276
                                                                  --------------
AIR FREIGHT & LOGISTICS-0.44%
United Parcel Service, Inc. -Class B                    413,100       29,858,868
                                                                  --------------
APPAREL RETAIL-1.02%
Gap, Inc. (The)                                       3,620,042       69,396,205
                                                                  --------------
BIOTECHNOLOGY-1.96%
Amgen Inc. (b)                                        1,889,390      132,956,374
                                                                  --------------
BROADCASTING & CABLE TV-0.61%
Clear Channel Communications, Inc.                    1,142,737       41,504,208
                                                                  --------------
COMMUNICATIONS EQUIPMENT-3.10%
Cisco Systems, Inc. (b)                               4,338,618      115,363,853
Corning Inc. (b)                                      2,902,505       60,488,204
Motorola, Inc.                                        1,774,386       35,221,562
                                                                  --------------
                                                                     211,073,619
                                                                  --------------
COMPUTER HARDWARE-0.99%
International Business Machines Corp.                   680,153       67,437,170
                                                                  --------------
COMPUTER STORAGE & PERIPHERALS-2.25%
EMC Corp. (b)                                         6,274,800       87,784,452
Seagate Technology                                    2,410,334       65,295,948
                                                                  --------------
                                                                     153,080,400
                                                                  --------------
DATA PROCESSING & OUTSOURCED SERVICES-1.10%
Automatic Data Processing, Inc.                       1,570,000       74,920,400
                                                                  --------------
ELECTRIC UTILITIES-1.88%
FPL Group, Inc.                                       2,262,321      128,160,485
                                                                  --------------
ENVIRONMENTAL & FACILITIES SERVICES-2.39%
Waste Management, Inc.                                4,277,265      162,450,525
                                                                  --------------
FOOD DISTRIBUTORS-1.17%
Sysco Corp.                                           2,297,921       79,393,171
                                                                  --------------
FOOD RETAIL-1.15%
Kroger Co. (The)                                      3,066,525       78,503,040
                                                                  --------------

                                                       SHARES          VALUE
                                                     ----------   --------------
HYPERMARKETS & SUPER CENTERS-1.98%
Wal-Mart Stores, Inc.                                 2,822,313   $  134,596,107
                                                                  --------------
INDUSTRIAL CONGLOMERATES-6.55%
3M Co.                                                1,260,974       93,690,368
General Electric Co.                                  3,284,809      118,417,364
Tyco International Ltd.                               7,322,354      233,436,646
                                                                  --------------
                                                                     445,544,378
                                                                  --------------
INSURANCE BROKERS-0.89%
Marsh & McLennan Cos., Inc.                           2,043,844       60,293,398
                                                                  --------------
INTEGRATED OIL & GAS-2.52%
Exxon Mobil Corp.                                     2,312,115      171,327,721
                                                                  --------------
INTEGRATED TELECOMMUNICATION SERVICES-2.69%
AT&T Inc.                                             4,869,508      183,239,586
                                                                  --------------
INVESTMENT BANKING & BROKERAGE-1.19%
Morgan Stanley                                          975,494       80,761,148
                                                                  --------------
MOVIES & ENTERTAINMENT-1.37%
News Corp. -Class A                                   3,995,555       92,896,654
                                                                  --------------
MULTI-LINE INSURANCE-1.09%
Genworth Financial Inc. -Class A                      2,131,272       74,381,393
                                                                  --------------
OFFICE ELECTRONICS-1.61%
Xerox Corp. (b)                                       6,382,436      109,777,899
                                                                  --------------
OIL & GAS EQUIPMENT & SERVICES-2.71%
Schlumberger Ltd.                                     1,060,080       67,304,479
Smith International, Inc.                             1,248,820       49,553,178
Weatherford International Ltd. (b)                    1,661,983       67,110,873
                                                                  --------------
                                                                     183,968,530
                                                                  --------------
OIL & GAS EXPLORATION & PRODUCTION-1.21%
XTO Energy, Inc.                                      1,625,656       82,046,858
                                                                  --------------
OTHER DIVERSIFIED FINANCIAL SERVICES-1.23%
Citigroup Inc.                                        1,520,690       83,835,640
                                                                  --------------
PERSONAL PRODUCTS-4.36%
Avon Products, Inc.                                   3,504,699      120,526,599
Estee Lauder Cos. Inc. (The) -Class A                 3,699,739      175,737,602
                                                                  --------------
                                                                     296,264,201
                                                                  --------------
PHARMACEUTICALS-4.48%
Bristol-Myers Squibb Co.                              3,362,055       96,793,563
Merck & Co. Inc.                                      1,640,692       73,420,967
                                                                  --------------

AIM Charter Fund

                                                       SHARES          VALUE
                                                     ----------   --------------
PHARMACEUTICALS-(CONTINUED)
Pfizer Inc.                                           5,123,399   $  134,437,990
                                                                  --------------
                                                                     304,652,520
                                                                  --------------
PROPERTY & CASUALTY INSURANCE-5.53%
Berkshire Hathaway Inc. -Class A (b)                      1,673      184,113,650
Chubb Corp. (The)                                     1,118,790       58,221,832
Progressive Corp. (The)                               1,829,047       42,415,600
XL Capital Ltd. -Class A                              1,324,697       91,404,093
                                                                  --------------
                                                                     376,155,175
                                                                  --------------
PUBLISHING-1.63%
Gannett Co., Inc.                                       861,267       50,074,063
McGraw-Hill Cos., Inc. (The)                            909,000       60,975,720
                                                                  --------------
                                                                     111,049,783
                                                                  --------------
RAILROADS-1.32%
Union Pacific Corp.                                     889,580       89,847,580
                                                                  --------------
SEMICONDUCTORS-0.99%
Analog Devices, Inc.                                  2,046,520       67,023,530
                                                                  --------------
SOFT DRINKS-1.69%
Coca-Cola Co. (The)                                   2,402,274      115,020,879
                                                                  --------------
SPECIALIZED FINANCE-0.44%
Moody's Corp.                                           420,375       30,082,035
                                                                  --------------
SYSTEMS SOFTWARE-4.06%
Microsoft Corp.                                       5,502,039      169,792,924
Symantec Corp. (b)                                    6,018,713      106,591,407
                                                                  --------------
                                                                     276,384,331
                                                                  --------------
      Total Domestic Common Stocks & Other Equity
         Interests
         (Cost $3,759,212,712)                                     4,751,155,087
                                                                  --------------
FOREIGN COMMON STOCKS & OTHER EQUITY
   INTERESTS-19.28%
ARGENTINA-1.17%
Tenaris S.A. -ADR (Oil & Gas Equipment & Services)    1,673,665       79,448,877
                                                                  --------------
FINLAND-1.50%
Nokia Oyj -ADR (Communications Equipment)             4,615,666      102,006,219
                                                                  --------------
FRANCE-1.95%
Renault S.A. (Automobile Manufacturers) (c)             558,168       69,366,227
Total S.A. (Integrated Oil & Gas) (c)                   935,172       63,145,303
                                                                  --------------
                                                                     132,511,530
                                                                  --------------
ISRAEL-1.52%
Teva Pharmaceutical Industries Ltd. -ADR
   (Pharmaceuticals)                                  2,939,098      103,162,340
                                                                  --------------
JAPAN-2.01%
Hitachi, Ltd. (Electronic Equipment Manufacturers)
   (c)                                                9,911,000       66,661,987
                                                                  --------------

                                                      SHARES           VALUE
                                                    -----------   --------------
JAPAN-(CONTINUED)
Nintendo Co., Ltd. (Home Entertainment
   Software) (c)                                        236,400   $   70,209,152
                                                                  --------------
                                                                     136,871,139
                                                                  --------------
NETHERLANDS-2.81%
Koninklijke (Royal) Phillips Electronics N.V.
   (Consumer Electronics) (c)                         1,801,422       70,365,600
Unilever N.V. (Packaged Foods & Meats) (c)            4,530,667      120,613,361
                                                                  --------------
                                                                     190,978,961
                                                                  --------------
SOUTH KOREA-1.06%
SK Telecom Co., Ltd. -ADR (Wireless
   Telecommunication Services) (d)                    3,030,572       71,976,085
                                                                  --------------
SWITZERLAND-1.22%
UBS A.G. (Diversified Capital Markets) (c)            1,327,170       83,411,210
                                                                  --------------
UNITED KINGDOM-6.04%
Barclays PLC (Diversified Banks) (c)                  6,454,425       94,376,039
Cadbury Schweppes PLC (Packaged Foods & Meats)
   (c)                                               16,479,189      186,422,161
GlaxoSmithKline PLC -ADR (Pharmaceuticals)            2,399,526      129,886,342
                                                                  --------------
                                                                     410,684,542
                                                                  --------------
      Total Foreign Common Stocks & Other Equity
         Interests
         (Cost $1,015,570,588)                                     1,311,050,903
                                                                  --------------
MONEY MARKET FUNDS-10.46%
Liquid Assets Portfolio -Institutional Class (e)    355,731,807      355,731,807
Premier Portfolio -Institutional Class (e)          355,731,807      355,731,807
                                                                  --------------
      Total Money Market Funds
         (Cost $711,463,614)                                         711,463,614
                                                                  --------------
Total Investments (excluding investments
   purchased with cash collateral from
   securities loaned)-99.59%
   (Cost $5,486,246,914)                                           6,773,669,604
                                                                  --------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
   SECURITIES LOANED
MONEY MARKET FUNDS-0.19%
Liquid Assets Portfolio -Institutional Class
   (e)(f)                                            13,116,000       13,116,000
                                                                  --------------
      Total Money Market Funds (purchased with
         cash collateral from securities loaned)
         (Cost $13,116,000)                                           13,116,000
                                                                  --------------
TOTAL INVESTMENTS-99.78%
   (Cost $5,499,362,914)                                           6,786,785,604
                                                                  --------------
OTHER ASSETS LESS LIABILITIES-0.22%                                   14,679,103
                                                                  --------------
NET ASSETS-100.00%                                                $6,801,464,707
                                                                  ==============

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Charter Fund

Investment Abbreviations:

ADR -- American Depositary Receipt

Wts. -- Warrants

Notes to Schedule of Investments:

(a) Non-income producing security acquired as part of a unit with or in exchange for other securities.

(b)  Non-income producing security.

(c) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at January 31, 2007 was $824,571,040, which represented 12.12% of the Fund's Net Assets. See Note 1A.

(d)  All or a portion of this security was out on loan at January 31, 2007.

(e) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(f) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Charter Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
January 31, 2007
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following

AIM Charter Fund
     procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

AIM Charter Fund

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the three months ended January 31, 2007.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                       CHANGE IN
                                                                      UNREALIZED
                          VALUE      PURCHASES AT   PROCEEDS FROM    APPRECIATION        VALUE       DIVIDEND      REALIZED
FUND                    10/31/06         COST           SALES       (DEPRECIATION)     01/31/07       INCOME     GAIN (LOSS)
----                  ------------   ------------   -------------   --------------   ------------   ----------   -----------
Liquid Assets
   Portfolio -
   Institutional
   Class              $432,291,298   $143,582,156   $(220,141,647)        $--        $355,731,807   $4,784,912       $--
Premier
   Portfolio -
   Institutional
   Class               432,291,298    143,582,156    (220,141,647)         --         355,731,807    4,754,501        --
                      ------------   ------------   -------------         ---        ------------   ----------       ---
   SUBTOTAL           $864,582,596   $287,164,312   $(440,283,294)        $--        $711,463,614   $9,539,413       $--
                      ------------   ------------   -------------         ---        ------------   ----------       ---

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                       CHANGE IN
                                                                      UNREALIZED
                         VALUE       PURCHASES AT   PROCEEDS FROM    APPRECIATION       VALUE        DIVIDEND     REALIZED
FUND                    10/31/06         COST           SALES       (DEPRECIATION)    01/31/07        INCOME*    GAIN (LOSS)
----                  ------------   ------------   -------------   --------------   ------------   ----------   -----------
Liquid Assets
   Portfolio -
   Institutional
   Class              $ 20,602,720   $159,295,895   $(166,782,615)        $--        $ 13,116,000   $  194,151       $--
                      ------------   ------------   -------------         ---        ------------   ----------       ---
   TOTAL
      INVESTMENTS
      IN AFFILIATES   $885,185,316   $446,460,207   $(607,065,909)        $--        $724,579,614   $9,736,564       $--
                      ============   ============   =============         ===        ============   ==========       ===

*    Net of compensation to counterparties.

AIM Charter Fund

NOTE 3 -- PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

     At January 31, 2007, securities with an aggregate value of $12,979,375 were on loan to brokers. The loans were secured by cash collateral of $13,116,000 received by the Fund and subsequently invested in affiliated money market funds. For the three months ended January 31, 2007, the Fund received dividends on cash collateral investments of $194,151 for securities lending transactions, which are net of compensation to counterparties.

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2007 was $345,905,823 and $547,295,516, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities      $1,296,767,167
Aggregate unrealized (depreciation) of investment securities       (24,784,217)
                                                                --------------
Net unrealized appreciation of investment securities            $1,271,982,950
                                                                ==============

Cost of investments for tax purposes is $5,514,802,654.

                             AIM CONSTELLATION FUND
           Quarterly Schedule of Portfolio Holdings - January 31, 2007

AIMinvestments.com                 CST-QTR-1 1/07              A I M Advisors, Inc.              [AIM INVESTMENTS LOGO APPEARS HERE]
                                                                                                       --Registered Trademark--

AIM Constellation Fund

SCHEDULE OF INVESTMENTS
January 31, 2007
(Unaudited)

                                                     SHARES          VALUE
------------------------------------------------------------------------------
DOMESTIC COMMON STOCKS-86.65%
AEROSPACE & DEFENSE-7.20%
Boeing Co. (The)                                      700,000   $   62,692,000
General Dynamics Corp.                              1,400,875      109,478,381
Precision Castparts Corp.                           1,543,117      137,167,670
Spirit Aerosystems Holdings
  Inc. -Class A (a)                                 3,000,000       91,890,000
United Technologies Corp.                           2,072,420      140,966,009
------------------------------------------------------------------------------
                                                                   542,194,060
------------------------------------------------------------------------------
APPAREL RETAIL-2.39%
Aeropostale, Inc. (a)                               1,965,928       70,655,452
DSW Inc. -Class A (a)(b)(c)                         1,083,900       43,453,551
Limited Brands, Inc.                                2,353,517       65,757,265
------------------------------------------------------------------------------
                                                                   179,866,268
------------------------------------------------------------------------------
APPAREL, ACCESSORIES & LUXURY
  GOODS-1.28%
Carter's, Inc. (a)                                  2,256,756       57,321,602
Phillips-Van Heusen Corp.                             712,904       39,316,656
------------------------------------------------------------------------------
                                                                    96,638,258
------------------------------------------------------------------------------
APPLICATION SOFTWARE-3.93%
Adobe Systems Inc. (a)                              1,900,562       73,874,845
Amdocs Ltd. (a)                                     4,691,891      162,714,780
BEA Systems, Inc. (a)                               4,800,000       59,184,000
------------------------------------------------------------------------------
                                                                   295,773,625
------------------------------------------------------------------------------
BIOTECHNOLOGY-2.46%
Amgen Inc. (a)                                      1,587,339      111,701,045
Gilead Sciences, Inc. (a)                           1,150,000       73,968,000
------------------------------------------------------------------------------
                                                                   185,669,045
------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT-2.72%
Cisco Systems, Inc. (a)                             7,700,000      204,743,000
------------------------------------------------------------------------------
COMPUTER & ELECTRONICS RETAIL-1.54%
Best Buy Co., Inc.                                  2,300,000      115,920,000
------------------------------------------------------------------------------
COMPUTER HARDWARE-5.18%
Apple, Inc. (a)                                     1,986,351      170,289,871
Dell Inc. (a)                                       3,100,000       75,175,000
Hewlett-Packard Co.                                 3,352,168      145,081,831
------------------------------------------------------------------------------
                                                                   390,546,702
------------------------------------------------------------------------------
COMPUTER STORAGE & PERIPHERALS-1.01%
Seagate Technology                                  2,800,000       75,852,000
------------------------------------------------------------------------------

                                                     SHARES          VALUE
------------------------------------------------------------------------------
CONSTRUCTION & FARM MACHINERY &
  HEAVY TRUCKS-0.48%
Terex Corp. (a)                                       638,022   $   36,297,071
------------------------------------------------------------------------------
DATA PROCESSING & OUTSOURCED
  SERVICES-1.32%
Global Payments Inc.                                1,084,078       40,934,785
VeriFone Holdings, Inc. (a)                         1,464,642       58,541,741
------------------------------------------------------------------------------
                                                                    99,476,526
------------------------------------------------------------------------------
DEPARTMENT STORES-2.49%
J.C. Penney Co., Inc.                               1,483,780      120,542,287
Nordstrom, Inc.                                     1,200,000       66,852,000
------------------------------------------------------------------------------
                                                                   187,394,287
------------------------------------------------------------------------------
DRUG RETAIL-0.61%
Longs Drug Stores Corp.                             1,067,398       45,898,114
------------------------------------------------------------------------------
ELECTRICAL COMPONENTS &
  EQUIPMENT-3.14%
Acuity Brands, Inc.                                   824,813       47,847,402
Cooper Industries, Ltd. -Class A                      949,418       86,767,311
Emerson Electric Co.                                2,262,444      101,742,107
------------------------------------------------------------------------------
                                                                   236,356,820
------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT
  MANUFACTURERS-0.91%
Amphenol Corp. -Class A                             1,013,274       68,618,915
------------------------------------------------------------------------------
ENVIRONMENTAL & FACILITIES
  SERVICES-0.88%
Waste Management, Inc.                              1,750,000       66,465,000
------------------------------------------------------------------------------
FOOD RETAIL-0.18%
Safeway Inc.                                          379,277       13,665,350
------------------------------------------------------------------------------
GENERAL MERCHANDISE STORES-1.54%
Family Dollar Stores, Inc.                          3,569,034      115,636,702
------------------------------------------------------------------------------
HEALTH CARE DISTRIBUTORS-0.80%
McKesson Corp.                                      1,079,345       60,173,484
------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT-0.80%
Becton, Dickinson and Co.                             783,489       60,281,644
------------------------------------------------------------------------------
HEALTH CARE FACILITIES-1.43%
Manor Care, Inc. (b)                                1,073,903       57,174,596
VCA Antech, Inc. (a)                                1,511,735       50,824,530
------------------------------------------------------------------------------
                                                                   107,999,126
------------------------------------------------------------------------------
HEALTH CARE SERVICES-0.83%
Quest Diagnostics Inc.                              1,194,651       62,695,284
------------------------------------------------------------------------------
HOME ENTERTAINMENT SOFTWARE-0.74%
Electronic Arts Inc. (a)                            1,120,459       56,022,950
------------------------------------------------------------------------------

AIM Constellation Fund

                                                     SHARES          VALUE
------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS-1.34%
Colgate-Palmolive Co.                               1,478,380   $  100,973,354
------------------------------------------------------------------------------
HYPERMARKETS & SUPER CENTERS-1.06%
Costco Wholesale Corp.                              1,426,454       80,138,186
------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES-1.09%
McDermott International, Inc.
  (a)                                               1,587,664       81,986,969
------------------------------------------------------------------------------
INTEGRATED OIL & GAS-1.35%
Occidental Petroleum Corp.                          2,199,207      101,955,236
------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES-1.94%
eBay Inc. (a)                                       1,777,620       57,577,112
Google Inc. -Class A (a)                              177,096       88,778,225
------------------------------------------------------------------------------
                                                                   146,355,337
------------------------------------------------------------------------------
INVESTMENT BANKING & BROKERAGE-5.20%
Goldman Sachs Group, Inc. (The)                       750,000      159,120,000
Merrill Lynch & Co., Inc.                           1,445,743      135,263,715
Morgan Stanley                                      1,175,566       97,325,109
------------------------------------------------------------------------------
                                                                   391,708,824
------------------------------------------------------------------------------
IT CONSULTING & OTHER SERVICES-1.27%
Accenture Ltd. -Class A                             2,528,913       95,466,466
------------------------------------------------------------------------------
MANAGED HEALTH CARE-2.71%
Health Net Inc. (a)                                 2,683,163      130,696,870
UnitedHealth Group Inc.                             1,399,347       73,129,874
------------------------------------------------------------------------------
                                                                   203,826,744
------------------------------------------------------------------------------
MOVIES & ENTERTAINMENT-1.46%
News Corp. -Class A                                 4,716,067      109,648,558
------------------------------------------------------------------------------
MULTI-LINE INSURANCE-1.26%
Assurant, Inc.                                      1,704,189       94,718,825
------------------------------------------------------------------------------
OIL & GAS EQUIPMENT & SERVICES-2.97%
Baker Hughes Inc.                                   1,004,937       69,370,801
Cameron International Corp. (a)                     1,437,755       75,482,138
National-Oilwell Varco Inc. (a)                     1,300,000       78,832,000
------------------------------------------------------------------------------
                                                                   223,684,939
------------------------------------------------------------------------------
OIL & GAS REFINING & MARKETING-0.79%
Valero Energy Corp.                                 1,100,000       59,708,000
------------------------------------------------------------------------------
OTHER DIVERSIFIED FINANCIAL
  SERVICES-2.15%
JPMorgan Chase & Co.                                3,174,491      161,676,827
------------------------------------------------------------------------------
PHARMACEUTICALS-4.62%
Abbott Laboratories                                 1,554,895       82,409,435
Johnson & Johnson                                     928,157       62,000,888
Merck & Co. Inc.                                    2,417,322      108,175,159
Pfizer Inc.                                         3,642,920       95,590,221
------------------------------------------------------------------------------
                                                                   348,175,703
------------------------------------------------------------------------------

                                                     SHARES          VALUE
------------------------------------------------------------------------------
PROPERTY & CASUALTY INSURANCE-1.00%
Chubb Corp. (The)                                   1,441,660   $   75,023,986
------------------------------------------------------------------------------
PUBLISHING-0.51%
McGraw-Hill Cos., Inc. (The)                          571,992       38,369,223
------------------------------------------------------------------------------
REGIONAL BANKS-0.26%
Cullen/Frost Bankers, Inc.                            369,432       19,775,695
------------------------------------------------------------------------------
RESTAURANTS-2.08%
Burger King Holdings Inc. (a)                       3,091,134       64,171,942
Darden Restaurants, Inc.                            2,354,984       92,174,074
------------------------------------------------------------------------------
                                                                   156,346,016
------------------------------------------------------------------------------
SEMICONDUCTORS-2.29%
Microchip Technology Inc.                           2,108,576       73,294,102
Texas Instruments Inc.                              3,175,170       99,033,552
------------------------------------------------------------------------------
                                                                   172,327,654
------------------------------------------------------------------------------
SOFT DRINKS-0.77%
PepsiCo, Inc.                                         889,364       58,022,107
------------------------------------------------------------------------------
SPECIALTY STORES-1.87%
OfficeMax Inc.                                      1,246,601       60,198,362
PetSmart, Inc.                                      2,635,000       80,472,900
------------------------------------------------------------------------------
                                                                   140,671,262
------------------------------------------------------------------------------
SYSTEMS SOFTWARE-4.80%
MICROS Systems, Inc. (a)                              805,544       45,352,127
Microsoft Corp.                                     4,994,897      154,142,522
Sybase, Inc. (a)                                    1,537,613       39,808,801
Symantec Corp. (a)                                  6,916,702      122,494,792
------------------------------------------------------------------------------
                                                                   361,798,242
==============================================================================
  Total Domestic Common Stocks (Cost
    $5,517,638,812)                                              6,526,542,384
==============================================================================

FOREIGN COMMON STOCKS & OTHER EQUITY
  INTERESTS-13.02%

AUSTRALIA-0.52%
BHP Billiton Ltd. (Diversified
  Metals & Mining) (d)                              1,900,000       38,889,595
------------------------------------------------------------------------------
BRAZIL-0.52%
Companhia Vale do Rio Doce -ADR
  (Steel)                                           1,150,000       39,019,500
------------------------------------------------------------------------------
CANADA-1.19%
Research In Motion Ltd.
  (Communications Equipment) (a)                      700,000       89,446,000
------------------------------------------------------------------------------
HONG KONG-0.81%
China Mobile Ltd. (Wireless
  Telecommunication Services)
    (d)                                             6,650,000       61,250,293
------------------------------------------------------------------------------
JAPAN-2.09%
FANUC Ltd. (Industrial
  Machinery) (d)                                      578,500       53,934,893
KDDI Corp. (Wireless
  Telecommunication Services)
    (d)                                                 9,000       63,733,359
------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Constellation Fund

                                                     SHARES          VALUE
------------------------------------------------------------------------------
JAPAN-(CONTINUED)
Komatsu Ltd. (Construction &
  Farm Machinery & Heavy
    Trucks) (d)                                     1,880,100   $   40,193,718
------------------------------------------------------------------------------
                                                                   157,861,970
------------------------------------------------------------------------------
MEXICO-0.74%
America Movil S.A. de C.V.
  -Series L -ADR (Wireless
  Telecommunication Services)                      1,252,112       55,543,688
------------------------------------------------------------------------------
SWITZERLAND-5.87%
ABB Ltd. (Heavy Electrical
  Equipment) (d)                                    3,000,000       53,261,650
Novartis A.G. -ADR
  (Pharmaceuticals)                                 1,550,000       89,419,500
Roche Holding A.G.
  (Pharmaceuticals) (d)                               823,455      155,224,021
Syngenta A.G. (Fertilizers &
  Agricultural Chemicals)(a) (d)                      362,976       67,077,356
UBS A.G. (Diversified Capital
  Markets) (d)                                      1,234,805       77,606,169
------------------------------------------------------------------------------
                                                                   442,588,696
------------------------------------------------------------------------------
UNITED KINGDOM-1.28%
Rio Tinto PLC (Diversified
  Metals & Mining) (d)                                700,000       37,751,945
Shire PLC (Pharmaceuticals) (d)                     2,775,537       58,500,750
------------------------------------------------------------------------------
                                                                    96,252,695
==============================================================================
  Total Foreign Common Stocks &
    Other Equity Interests
    (Cost $819,323,204)                                            980,852,437
==============================================================================
MONEY MARKET FUNDS-0.09%
Liquid Assets Portfolio
  -Institutional Class (e)                          3,172,308        3,172,308
Premier Portfolio
  -Institutional Class (e)                          3,172,308        3,172,308
==============================================================================
  Total Money Market Funds
    (Cost $6,344,616)                                                6,344,616
==============================================================================
TOTAL INVESTMENTS (excluding
  investments purchased with cash
    collateral from securities
    loaned)-99.76%
    (Cost $6,343,306,632)                                        7,513,739,437
==============================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
  SECURITIES LOANED

MONEY MARKET FUNDS-0.34%
STIC Prime Portfolio
  -Institutional Class (e)(f)                      25,299,129       25,299,129
==============================================================================
  Total Money Market Funds
    (purchased with cash collateral
    from securities loaned)
    (Cost $25,299,129)                                              25,299,129
==============================================================================
TOTAL INVESTMENTS-100.10%
  (Cost $6,368,605,761)                                          7,539,038,566
==============================================================================
OTHER ASSETS LESS LIABILITIES-(0.10)%                               (7,179,025)
==============================================================================
NET ASSETS-100.00%                                              $7,531,859,541
==============================================================================

Investment Abbreviations:

ADR -- American Depositary Receipt

Notes to Schedule of Investments:

(a)  Non-income producing security.
(b)  All or a portion of this security was out on loan at January 31, 2007.
(c) Affiliated company. The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The value of this security as of January 31, 2007 represented 0.58% of the Fund's Net Assets. See Note 2.
(d) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at January 31, 2007 was $707,423,749, which represented 9.39% of the Fund's Net Assets. See Note 1A.
(e) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.
(f) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Constellation Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
January 31, 2007
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of

AIM Constellation Fund
     brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

       The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

AIM Constellation Fund

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the three months ended January 31, 2007.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                  CHANGE IN
                                                                 UNREALIZED                             REALIZED
                     VALUE        PURCHASES       PROCEEDS      APPRECIATION       VALUE     DIVIDEND     GAIN
FUND                10/31/06       AT COST       FROM SALES    (DEPRECIATION)    01/31/07     INCOME     (LOSS)
----------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio -
  Institutional
  Class           $12,100,535   $327,453,337   $(336,381,564)       $--         $3,172,308   $388,054     $--
----------------------------------------------------------------------------------------------------------------
Premier
  Portfolio-
  Institutional
  Class            12,100,535    327,453,337    (336,381,564)        --          3,172,308    385,784      --
================================================================================================================
  SUBTOTAL        $24,201,070   $654,906,674   $(672,763,128)       $--         $6,344,616   $773,838     $--
================================================================================================================

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                 CHANGE IN
                                                                UNREALIZED                               REALIZED
                     VALUE       PURCHASES       PROCEEDS      APPRECIATION       VALUE      DIVIDEND      GAIN
FUND                10/31/06      AT COST       FROM SALES    (DEPRECIATION)    01/31/07      INCOME*     (LOSS)
-----------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio -
  Institutional
  Class           $35,906,051   $47,541,918   $(58,148,840)        $--         $25,299,129   $ 13,169      $--
=================================================================================================================

*    Net of compensation to counterparties.

AIM Constellation Fund

INVESTMENTS IN OTHER AFFILIATES:

The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The following is a summary of the transactions with affiliates for the three months ended January 31, 2007

                                                                        CHANGE IN
                                                                       UNREALIZED                                REALIZED
                            VALUE        PURCHASES       PROCEEDS      APPRECIATION        VALUE     DIVIDEND      GAIN
                           10/31/06       AT COST       FROM SALES    (DEPRECIATION)     01/31/07     INCOME      (LOSS)
-------------------------------------------------------------------------------------------------------------------------
DSW Inc.-Class A (Cost
  $29,458,921)           $37,502,940   $  1,501,135   $  (3,654,540)    $7,431,928     $43,453,551   $     --    $672,088
=========================================================================================================================
  TOTAL INVESTMENTS
    IN AFFILIATES        $97,610,061   $703,949,727   $(734,566,508)    $7,431,928     $75,097,296   $787,007    $672,088
=========================================================================================================================

NOTE 3 -- PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

       At January 31, 2007, securities with an aggregate value of $25,008,670 were on loan to brokers. The loans were secured by cash collateral of $25,299,129 received by the Fund and subsequently invested in an affiliated money market fund. For the three months ended January 31, 2007, the Fund received dividends on cash collateral investments of $13,169 for securities lending transactions, which are net of compensation to counterparties.

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2007 was $1,442,214,390 and $2,009,083,180, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities      $1,225,596,277
Aggregate unrealized (depreciation) of investment securities       (62,444,310)
==============================================================================
Net unrealized appreciation of investment securities            $1,163,151,967
==============================================================================
Cost of investments for tax purposes is $6,375,886,599.

                          AIM DIVERSIFIED DIVIDEND FUND
           Quarterly Schedule of Portfolio Holdings - January 31, 2007


AIMinvestments.com                 DDI-QTR-1 1/07              A I M Advisors, Inc.              [AIM INVESTMENTS LOGO APPEARS HERE]
                                                                                                       --Registered Trademark--

AIM Diversified Dividend Fund

SCHEDULE OF INVESTMENTS
January 31, 2007
(Unaudited)

                                                     SHARES          VALUE
------------------------------------------------------------------------------
COMMON STOCKS-92.89%
AEROSPACE & DEFENSE-3.75%
Honeywell International Inc.                          225,007   $   10,280,570
Raytheon Co.                                          600,400       31,160,760
United Technologies Corp.                             498,000       33,873,960
------------------------------------------------------------------------------
                                                                    75,315,290
------------------------------------------------------------------------------
APPAREL RETAIL-3.13%
Limited Brands, Inc.                                1,250,000       34,925,000
TJX Cos., Inc. (The)                                  945,400       27,955,478
------------------------------------------------------------------------------
                                                                    62,880,478
------------------------------------------------------------------------------
APPAREL, ACCESSORIES & LUXURY GOODS-1.14%
VF Corp.                                              301,300       22,859,631
------------------------------------------------------------------------------
ASSET MANAGEMENT & CUSTODY BANKS-3.09%
Bank of New York Co., Inc. (The)                      468,500       18,744,685
Federated Investors, Inc.-Class B                     471,360       16,643,722
State Street Corp.                                    374,600       26,615,330
------------------------------------------------------------------------------
                                                                    62,003,737
------------------------------------------------------------------------------
AUTO PARTS & EQUIPMENT-1.21%
Johnson Controls, Inc.                                263,100       24,326,226
------------------------------------------------------------------------------
BREWERS-1.75%
Anheuser-Busch Cos., Inc.                             690,100       35,174,397
------------------------------------------------------------------------------
CASINOS & GAMING-1.09%
International Game Technology                         502,101       21,821,309
------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT-0.54%
Motorola, Inc.                                        541,400       10,746,790
------------------------------------------------------------------------------
COMPUTER HARDWARE-3.72%
Hewlett-Packard Co.                                   745,700       32,273,896
International Business Machines Corp.                 428,100       42,446,115
------------------------------------------------------------------------------
                                                                    74,720,011
------------------------------------------------------------------------------
CONSUMER FINANCE-1.30%
Capital One Financial Corp.                           324,432       26,084,310
------------------------------------------------------------------------------
DATA PROCESSING & OUTSOURCED SERVICES-2.17%
Automatic Data Processing, Inc.                       532,100       25,391,812
First Data Corp.                                      385,400        9,581,044
Western Union Co.                                     385,400        8,609,836
------------------------------------------------------------------------------
                                                                    43,582,692
------------------------------------------------------------------------------
DISTRIBUTORS-0.71%
Genuine Parts Co.                                     300,300       14,270,256
------------------------------------------------------------------------------

                                                     SHARES          VALUE
------------------------------------------------------------------------------
DIVERSIFIED BANKS-1.27%
U.S. Bancorp                                          419,200   $   14,923,520
Wachovia Corp.                                        188,300       10,638,950
------------------------------------------------------------------------------
                                                                    25,562,470
------------------------------------------------------------------------------
DIVERSIFIED CHEMICALS-1.68%
E. I. du Pont de Nemours and Co.                      464,500       23,020,620
PPG Industries, Inc.                                  163,200       10,818,528
------------------------------------------------------------------------------
                                                                    33,839,148
------------------------------------------------------------------------------
ELECTRIC UTILITIES-2.72%
American Electric Power Co., Inc.                     720,000       31,341,600
Exelon Corp.                                          388,800       23,324,112
------------------------------------------------------------------------------
                                                                    54,665,712
------------------------------------------------------------------------------
ELECTRICAL COMPONENTS & EQUIPMENT-2.39%
Emerson Electric Co.                                1,066,600       47,965,002
------------------------------------------------------------------------------
FOREST PRODUCTS-1.33%
Weyerhaeuser Co.                                      357,200       26,790,000
------------------------------------------------------------------------------
GENERAL MERCHANDISE STORES-1.37%
Target Corp.                                          449,900       27,605,864
------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT-3.46%
Baxter International Inc.                             405,800       20,152,028
Medtronic, Inc.                                       574,500       30,707,025
Stryker Corp.                                         300,300       18,600,582
------------------------------------------------------------------------------
                                                                    69,459,635
------------------------------------------------------------------------------
HOME IMPROVEMENT RETAIL-1.69%
Home Depot, Inc. (The)                                833,000       33,936,420
------------------------------------------------------------------------------
HOUSEHOLD APPLIANCES-0.84%
Snap-on Inc.                                          351,900       16,965,099
------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS-2.05%
Colgate-Palmolive Co.                                 157,200       10,736,760
Kimberly-Clark Corp.                                  438,900       30,459,660
------------------------------------------------------------------------------
                                                                    41,196,420
------------------------------------------------------------------------------
HYPERMARKETS & SUPER CENTERS-0.89%
Wal-Mart Stores, Inc.                                 374,400       17,855,136
------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES-1.65%
General Electric Co.                                  920,461       33,182,619
------------------------------------------------------------------------------
INDUSTRIAL GASES-0.57%
Praxair, Inc.                                         182,300       11,495,838
------------------------------------------------------------------------------
INDUSTRIAL MACHINERY-2.75%
Illinois Tool Works Inc.                              735,734       37,515,077
------------------------------------------------------------------------------

AIM Diversified Dividend Fund

                                                     SHARES          VALUE
------------------------------------------------------------------------------
INDUSTRIAL MACHINERY-(CONTINUED)
Pentair, Inc.                                         570,000   $   17,761,200
------------------------------------------------------------------------------
                                                                    55,276,277
------------------------------------------------------------------------------
INSURANCE BROKERS-1.18%
Marsh & McLennan Cos., Inc.                           801,200       23,635,400
------------------------------------------------------------------------------
INTEGRATED OIL & GAS-4.09%
Eni S.p.A. (Italy)(a)                                 412,800       13,317,738
Exxon Mobil Corp.                                     373,300       27,661,530
Occidental Petroleum Corp.                            531,800       24,654,248
Total S.A. (France)(a)                                243,404       16,435,286
------------------------------------------------------------------------------
                                                                    82,068,802
------------------------------------------------------------------------------
INTEGRATED TELECOMMUNICATION SERVICES-2.27%
AT&T Inc.                                           1,211,660       45,594,766
------------------------------------------------------------------------------
INVESTMENT BANKING & BROKERAGE-1.28%
Merrill Lynch & Co., Inc.                             157,600       14,745,056
Morgan Stanley                                        133,056       11,015,706
------------------------------------------------------------------------------
                                                                    25,760,762
------------------------------------------------------------------------------
LEISURE PRODUCTS-1.02%
Brunswick Corp.                                       597,800       20,390,958
------------------------------------------------------------------------------
MULTI-LINE INSURANCE-0.50%
Genworth Financial Inc. -Class A                      287,900       10,047,710
------------------------------------------------------------------------------
MULTI-UTILITIES-2.06%
Dominion Resources, Inc.                              317,000       26,298,320
Wisconsin Energy Corp.                                322,000       14,992,320
------------------------------------------------------------------------------
                                                                    41,290,640
------------------------------------------------------------------------------
OIL & GAS DRILLING-0.49%
GlobalSantaFe Corp.                                   168,400        9,768,884
------------------------------------------------------------------------------
OTHER DIVERSIFIED FINANCIAL SERVICES-2.11%
Bank of America Corp.                                 251,000       13,197,580
Citigroup Inc.                                        530,000       29,218,900
------------------------------------------------------------------------------
                                                                    42,416,480
------------------------------------------------------------------------------
PACKAGED FOODS & MEATS-2.26%
General Mills, Inc.                                   582,600       33,348,024
Sara Lee Corp.                                        700,300       12,010,145
------------------------------------------------------------------------------
                                                                    45,358,169
------------------------------------------------------------------------------
PHARMACEUTICALS-8.95%
Abbott Laboratories                                   698,700       37,031,100
Bristol-Myers Squibb Co.                              483,600       13,922,844
Johnson & Johnson                                     707,700       47,274,360
Lilly (Eli) and Co.                                   558,500       30,226,020
Pfizer Inc.                                         1,476,780       38,750,707
Wyeth                                                 254,929       12,596,042
------------------------------------------------------------------------------
                                                                   179,801,073
------------------------------------------------------------------------------
PROPERTY & CASUALTY INSURANCE-1.95%
MBIA Inc.                                             344,000       24,709,520
------------------------------------------------------------------------------

                                                     SHARES          VALUE
------------------------------------------------------------------------------
PROPERTY & CASUALTY INSURANCE-(CONTINUED)
St. Paul Travelers Cos., Inc. (The)                   284,900   $   14,487,165
------------------------------------------------------------------------------
                                                                    39,196,685
------------------------------------------------------------------------------
PUBLISHING-1.12%
Gannett Co., Inc.                                     387,600       22,535,064
------------------------------------------------------------------------------
REGIONAL BANKS-3.24%
Fifth Third Bancorp                                   933,200       37,234,680
SunTrust Banks, Inc.                                  335,000       27,838,500
------------------------------------------------------------------------------
                                                                    65,073,180
------------------------------------------------------------------------------
RESTAURANTS-0.98%
OSI Restaurant Partners, Inc.                         500,200       19,752,898
------------------------------------------------------------------------------
SEMICONDUCTORS-2.59%
Linear Technology Corp.                               913,950       28,286,753
Texas Instruments Inc.                                763,900       23,826,041
------------------------------------------------------------------------------
                                                                    52,112,794
------------------------------------------------------------------------------
SOFT DRINKS-0.79%
Coca-Cola Co. (The)                                   331,300       15,862,644
------------------------------------------------------------------------------
SPECIALIZED CONSUMER SERVICES-1.14%
H&R Block, Inc.                                       927,600       22,818,960
------------------------------------------------------------------------------
SPECIALTY CHEMICALS-0.88%
Ecolab Inc.                                           403,000       17,691,700
------------------------------------------------------------------------------
SYSTEMS SOFTWARE-2.02%
Microsoft Corp.                                     1,313,500       40,534,610
------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE-2.01%
Fannie Mae                                            452,600       25,585,478
Hudson City Bancorp, Inc.                           1,076,300       14,820,651
------------------------------------------------------------------------------
                                                                    40,406,129
------------------------------------------------------------------------------
TOBACCO-1.70%
Altria Group, Inc.                                    391,600       34,221,924
==============================================================================
  Total Common Stocks
    (Cost $1,529,341,146)                                        1,865,920,999
==============================================================================

                                                    PRINCIPAL
                                                     AMOUNT
------------------------------------------------------------------------------
U.S. TREASURY SECURITIES-0.29%
U.S. TREASURY NOTES-0.29%
  3.38%, 02/28/07                                  $3,000,000        2,999,329
  3.38%, 02/15/08(b)                                3,000,000        2,949,840
==============================================================================
  Total U.S. Treasury Securities
    (Cost $5,984,701)                                                5,949,169
==============================================================================

                                                     SHARES
------------------------------------------------------------------------------
MONEY MARKET FUNDS-6.56%
Liquid Assets Portfolio-Institutional Class (c)    65,884,081       65,884,081
Premier Portfolio-Institutional Class (c)          65,884,081       65,884,081
==============================================================================
  Total Money Market Funds
    (Cost $131,768,162)                                            131,768,162
==============================================================================

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Diversified Dividend Fund

                                                                     VALUE
------------------------------------------------------------------------------
TOTAL INVESTMENTS-99.74%
  (Cost $1,667,094,009)                                         $2,003,638,330
==============================================================================
OTHER ASSETS LESS LIABILITIES-0.26%                                  5,123,646
==============================================================================
NET ASSETS-100.00%                                              $2,008,761,976
==============================================================================

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at January 31, 2007 was $29,753,024, which represented 1.48% of the Fund's Net Assets. See Note 1A.
(b) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The value of this security at January 31, 2007 represented 0.15% of the Fund's Net Assets. See Note 1A.
(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Diversified Dividend Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
January 31, 2007
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following

AIM Diversified Dividend Fund
     procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

       The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

AIM Diversified Dividend Fund

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the three months ended January 31, 2007.

                                                                                 CHANGE IN
                                                                                UNREALIZED                                 REALIZED
                                      VALUE       PURCHASES      PROCEEDS      APPRECIATION        VALUE       DIVIDEND      GAIN
FUND                                10/31/06       AT COST      FROM SALES    (DEPRECIATION)     01/31/07       INCOME      (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio-
  Institutional Class             $ 54,198,593   $46,670,013   $(34,984,525)        $--        $ 65,884,081   $  943,181      $--
-----------------------------------------------------------------------------------------------------------------------------------
Premier Portfolio-Institutional
  Class                             54,198,593    46,670,013    (34,984,525)         --          65,884,081      937,328       --
===================================================================================================================================
  TOTAL INVESTMENTS IN
    AFFILIATES                    $108,397,186   $93,340,026   $(69,969,050)        $--        $131,768,162   $1,880,509      $--
===================================================================================================================================

NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2007 was $53,263,324 and $116,331,470, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities        $367,087,292
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities       (31,740,147)
==============================================================================
Net unrealized appreciation of investment securities              $335,347,145
==============================================================================
Cost of investments for tax purposes is $1,668,291,185.

                         AIM LARGE CAP BASIC VALUE FUND
           Quarterly Schedule of Portfolio Holdings - January 31, 2007

AIMinvestments.com                LCBV-QTR-1 1/07              A I M Advisors, Inc.              [AIM INVESTMENTS LOGO APPEARS HERE]
                                                                                                       --Registered Trademark--

AIM Large Cap Basic Value Fund

SCHEDULE OF INVESTMENTS
January 31, 2007
(Unaudited)

                                                     SHARES          VALUE
------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-97.06%
ADVERTISING-6.08%
Interpublic Group of Cos., Inc. (The)(a)              852,703   $   11,221,571
Omnicom Group Inc.                                     99,715       10,490,018
------------------------------------------------------------------------------
                                                                    21,711,589
------------------------------------------------------------------------------
AEROSPACE & DEFENSE-1.36%
Honeywell International Inc.                          106,111        4,848,212
------------------------------------------------------------------------------
APPAREL RETAIL-1.56%
Gap, Inc. (The)                                       290,916        5,576,860
------------------------------------------------------------------------------
ASSET MANAGEMENT & CUSTODY BANKS-2.06%
Bank of New York Co., Inc. (The)                      184,426        7,378,884
------------------------------------------------------------------------------
BREWERS-2.34%
Molson Coors Brewing Co.-Class B                      103,695        8,378,556
------------------------------------------------------------------------------
COMPUTER HARDWARE-2.78%
Dell Inc. (a)                                         409,535        9,931,224
------------------------------------------------------------------------------
CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-0.96%
Deere & Co.                                            34,122        3,421,754
------------------------------------------------------------------------------
CONSTRUCTION MATERIALS-3.15%
Cemex S.A. de C.V. -ADR (Mexico)(a)                   318,013       11,251,300
------------------------------------------------------------------------------
CONSUMER ELECTRONICS-2.04%
Koninklijke (Royal) Philips Electronics
  N.V.-New York Shares (Netherlands)                   93,709        3,668,707
Sony Corp. -ADR (Japan)                                78,408        3,632,643
------------------------------------------------------------------------------
                                                                     7,301,350
------------------------------------------------------------------------------
DATA PROCESSING & OUTSOURCED SERVICES-4.39%
First Data Corp.                                      386,263        9,602,498
Western Union Co.                                     271,700        6,069,778
------------------------------------------------------------------------------
                                                                    15,672,276
------------------------------------------------------------------------------
ENVIRONMENTAL & FACILITIES SERVICES-2.57%
Waste Management, Inc.                                241,451        9,170,309
------------------------------------------------------------------------------
FOOD RETAIL-0.96%
Kroger Co. (The)                                      133,915        3,428,224
------------------------------------------------------------------------------
GENERAL MERCHANDISE STORES-3.01%
Target Corp.                                          175,246       10,753,095
------------------------------------------------------------------------------

                                                     SHARES          VALUE
------------------------------------------------------------------------------
HEALTH CARE DISTRIBUTORS-4.04%
Cardinal Health, Inc.                                 202,131   $   14,436,196
------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT-1.35%
Baxter International Inc.                              96,874        4,810,763
------------------------------------------------------------------------------
HOME IMPROVEMENT RETAIL-1.63%
Home Depot, Inc. (The)                                142,727        5,814,698
------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES-6.49%
General Electric Co.                                  231,051        8,329,388
Tyco International Ltd.                               465,819       14,850,310
------------------------------------------------------------------------------
                                                                    23,179,698
------------------------------------------------------------------------------
INDUSTRIAL MACHINERY-1.80%
Illinois Tool Works, Inc.                             126,514        6,450,949
------------------------------------------------------------------------------
INSURANCE BROKERS-0.52%
Marsh & McLennan Cos., Inc.                            63,600        1,876,200
------------------------------------------------------------------------------
INVESTMENT BANKING & BROKERAGE-4.97%
Merrill Lynch & Co., Inc.                              93,690        8,765,636
Morgan Stanley                                        108,478        8,980,894
------------------------------------------------------------------------------
                                                                    17,746,530
------------------------------------------------------------------------------
MANAGED HEALTH CARE-3.96%
UnitedHealth Group, Inc.                              270,728       14,148,245
------------------------------------------------------------------------------
MOVIES & ENTERTAINMENT-2.48%
Walt Disney Co. (The)                                 252,402        8,876,978
------------------------------------------------------------------------------
MULTI-LINE INSURANCE-1.84%
Hartford Financial Services Group, Inc. (The)          69,185        6,566,348
------------------------------------------------------------------------------
OIL & GAS DRILLING-2.40%
Transocean Inc. (a)                                   111,102        8,595,962
------------------------------------------------------------------------------
OIL & GAS EQUIPMENT & SERVICES-4.20%
Halliburton Co.                                       223,722        6,608,748
Schlumberger Ltd.                                     132,428        8,407,854
------------------------------------------------------------------------------
                                                                    15,016,602
------------------------------------------------------------------------------
OTHER DIVERSIFIED FINANCIAL SERVICES-6.95%
Citigroup Inc.                                        201,337       11,099,709
JPMorgan Chase & Co.                                  269,851       13,743,511
------------------------------------------------------------------------------
                                                                    24,843,220
------------------------------------------------------------------------------
PACKAGED FOODS & MEATS-1.63%
Unilever N.V. (Netherlands)(b)                        219,535        5,844,361
------------------------------------------------------------------------------

AIM Large Cap Basic Value Fund

                                                     SHARES          VALUE
------------------------------------------------------------------------------
PHARMACEUTICALS-7.50%
Pfizer Inc.                                           316,799   $    8,312,806
Sanofi-Aventis (France)(b)                            105,260        9,296,554
Wyeth                                                 186,378        9,208,937
------------------------------------------------------------------------------
                                                                    26,818,297
------------------------------------------------------------------------------
PROPERTY & CASUALTY INSURANCE-2.17%
ACE Ltd.                                              134,075        7,746,854
------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT-0.85%
Realogy Corp. (a)                                     101,228        3,026,717
------------------------------------------------------------------------------
SYSTEMS SOFTWARE-4.78%
CA Inc.                                               461,755       11,336,085
Microsoft Corp.                                       185,725        5,731,474
------------------------------------------------------------------------------
                                                                    17,067,559
------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE-2.95%
Fannie Mae                                            186,229       10,527,525
------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES-1.29%
Sprint Nextel Corp.                                   259,352        4,624,246
==============================================================================
  Total Common Stocks & Other Equity
    Interests
    (Cost $241,865,525)                                            346,841,581
==============================================================================
MONEY MARKET FUNDS-3.14%
Liquid Assets Portfolio -Institutional Class (c)    5,615,734        5,615,734
Premier Portfolio -Institutional Class (c)          5,615,734        5,615,734
==============================================================================
  Total Money Market Funds
    (Cost $11,231,468)                                              11,231,468
==============================================================================
TOTAL INVESTMENTS-100.20%
  (Cost $253,096,993)                                              358,073,049
==============================================================================
OTHER ASSETS LESS LIABILITIES-(0.20)%                                 (728,686)
==============================================================================
NET ASSETS-100.00%                                              $  357,344,363
==============================================================================

Investment Abbreviations:

ADR   -- American Depositary Receipt

Notes to Schedule of Investments:

(a)  Non-income producing security.
(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at January 31, 2007 was $15,140,915, which represented 4.24% of the Fund's Net Assets. See Note 1A.
(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Large Cap Basic Value Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
January 31, 2007
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following

AIM Large Cap Basic Value Fund
     procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

       The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

AIM Large Cap Basic Value Fund

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the three months ended January 31, 2007.

     INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                CHANGE IN
                                                               UNREALIZED                              REALIZED
                     VALUE      PURCHASES    PROCEEDS FROM    APPRECIATION       VALUE      DIVIDEND     GAIN
FUND               10/31/06      AT COST         SALES       (DEPRECIATION)     01/31/07     INCOME     (LOSS)
---------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio -
  Institutional   $4,247,102   $ 8,508,325   $ (7,139,693)         $--        $ 5,615,734   $ 58,248      $--
  Class
---------------------------------------------------------------------------------------------------------------
Premier
  Portfolio-
  Institutional
  Class            4,247,102     8,508,325     (7,139,693)          --          5,615,734     57,892       --
===============================================================================================================
  SUBTOTAL        $8,494,204   $17,016,650   $(14,279,386)         $--        $11,231,468   $116,140      $--
===============================================================================================================

     INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                  CHANGE IN
                                                                 UNREALIZED                              REALIZED
                      VALUE       PURCHASES    PROCEEDS FROM    APPRECIATION       VALUE      DIVIDEND     GAIN
FUND                 10/31/06      AT COST         SALES       (DEPRECIATION)     01/31/07     INCOME*    (LOSS)
-----------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio -
  Institutional
  Class            $ 7,064,265   $ 1,246,635   $ (8,310,900)         $--        $        --   $    561      $--
=================================================================================================================
TOTAL
  INVESTMENTS IN
  AFFILIATES       $15,558,469   $18,263,285   $(22,590,286)         $--        $11,231,468   $116,701      $--
=================================================================================================================

*    Net of compensation to counterparties.

AIM Large Cap Basic Value Fund

NOTE 3 -- PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

       At January 31, 2007, there were no securities on loan to brokers. For the three months ended January 31, 2007, the Fund received dividends on cash collateral investments of $561 for securities lending transactions, which are net of compensation to counterparties.

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2007 was $11,189,972 and $19,484,073, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities        $107,307,102
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities        (3,954,022)
==============================================================================
Net unrealized appreciation of investment securities              $103,353,080
==============================================================================
Cost of investments for tax purposes is $254,719,969.

                            AIM LARGE CAP GROWTH FUND
           Quarterly Schedule of Portfolio Holdings - January 31, 2007

                                                       (AIM INVESTMENTS(R) LOGO)

AIMinvestments.com   LCG-QTR-1 1/07   A I M Advisors, Inc.

AIM Large Cap Growth Fund

SCHEDULE OF INVESTMENTS
January 31, 2007
(Unaudited)

                                                       SHARES          VALUE
                                                     ----------   --------------
DOMESTIC COMMON STOCKS-84.75%
AEROSPACE & DEFENSE-8.39%
Boeing Co. (The)                                        475,448   $   42,581,123
General Dynamics Corp.                                  561,000       43,842,150
Lockheed Martin Corp.                                   752,079       73,094,558
Raytheon Co. (a)                                        636,602       33,039,644
                                                                  --------------
                                                                     192,557,475
                                                                  --------------
APPAREL RETAIL-1.99%
American Eagle Outfitters, Inc. (a)                     680,905       22,047,704
TJX Cos., Inc. (The) (a)                                797,959       23,595,648
                                                                  --------------
                                                                      45,643,352
                                                                  --------------
APPLICATION SOFTWARE-1.73%
Amdocs Ltd. (b)                                         650,676       22,565,443
BEA Systems, Inc. (b)                                 1,396,372       17,217,267
                                                                  --------------
                                                                      39,782,710
                                                                  --------------
AUTOMOTIVE RETAIL-0.85%
AutoZone, Inc. (a)(b)                                   155,000       19,472,650
                                                                  --------------
BREWERS-1.02%
Anheuser-Busch Cos., Inc.                               461,000       23,497,170
                                                                  --------------
BROADCASTING & CABLE TV-0.84%
Comcast Corp. -Class A (a)(b)                           435,000       19,279,200
                                                                  --------------
COMMUNICATIONS EQUIPMENT-3.74%
Cisco Systems, Inc. (b)                               3,232,525       85,952,840
                                                                  --------------
COMPUTER HARDWARE-4.90%
Hewlett-Packard Co.                                   2,070,308       89,602,930
International Business Machines Corp.                   230,702       22,874,104
                                                                  --------------
                                                                     112,477,034
                                                                  --------------
DEPARTMENT STORES-5.73%
J.C. Penney Co., Inc.                                   430,990       35,013,628
Kohl's Corp. (b)                                        244,784       17,357,634
Nordstrom, Inc.                                         896,951       49,969,140
Sears Holdings Corp.                                    165,419       29,221,266
                                                                  --------------
                                                                     131,561,668
                                                                  --------------
DIVERSIFIED METALS & MINING-2.01%
Phelps Dodge Corp.                                      373,000       46,102,800
                                                                  --------------
ENVIRONMENTAL & FACILITIES SERVICES-1.71%
Waste Management, Inc. (b)                            1,031,364       39,171,205
                                                                  --------------
FOOD RETAIL-0.92%
Safeway Inc. (a)                                        588,856       21,216,482
                                                                  --------------

                                                       SHARES          VALUE
                                                     ----------   --------------
FOOTWEAR-0.75%
NIKE, Inc. -Class B                                     175,000   $   17,291,750
                                                                  --------------
HEALTH CARE DISTRIBUTORS-3.42%
AmerisourceBergen Corp.                                 723,000       37,870,740
McKesson Corp.                                          727,725       40,570,669
                                                                  --------------
                                                                      78,441,409
                                                                  --------------
HEALTH CARE SERVICES-1.79%
Laboratory Corp. of America Holdings (b)                561,000       41,199,840
                                                                  --------------
HUMAN RESOURCE & EMPLOYMENT SERVICES-1.05%
Manpower Inc.                                           329,000       23,993,970
                                                                  --------------
INDUSTRIAL CONGLOMERATES-1.32%
McDermott International, Inc. (b)                       586,950       30,310,098
                                                                  --------------
INTEGRATED OIL & GAS-2.60%
Marathon Oil Corp.                                      360,520       32,569,377
Occidental Petroleum Corp.                              585,662       27,151,290
                                                                  --------------
                                                                      59,720,667
                                                                  --------------
INTERNET SOFTWARE & SERVICES-0.91%
Google Inc. -Class A (b)                                 41,865       20,986,924
                                                                  --------------
INVESTMENT BANKING & BROKERAGE-8.76%
Bear Stearns Cos. Inc. (The)                            172,411       28,421,953
Goldman Sachs Group, Inc. (The)                         419,228       88,943,413
Lehman Brothers Holdings Inc.                           646,847       53,196,697
Morgan Stanley                                          370,000       30,632,300
                                                                  --------------
                                                                     201,194,363
                                                                  --------------
IT CONSULTING & OTHER SERVICES-2.52%
Accenture Ltd. -Class A (a)                           1,532,738       57,860,859
                                                                  --------------
LIFE & HEALTH INSURANCE-2.01%
Prudential Financial, Inc.                              518,308       46,196,792
                                                                  --------------
LIFE SCIENCES TOOLS & SERVICES-1.10%
Applera Corp.-Applied Biosystems Group                  726,000       25,235,760
                                                                  --------------
MANAGED HEALTH CARE-2.00%
UnitedHealth Group Inc.                                 417,429       21,814,839
WellPoint Inc. (b)                                      306,776       24,045,103
                                                                  --------------
                                                                      45,859,942
                                                                  --------------

\
AIM Large Cap Growth Fund

                                                       SHARES          VALUE
                                                     ----------   --------------
MOVIES & ENTERTAINMENT-2.36%
News Corp. -Class A                                   2,335,680   $   54,304,560
                                                                  --------------
MULTI-LINE INSURANCE-1.44%
Assurant, Inc.                                          595,000       33,070,100
                                                                  --------------
OFFICE ELECTRONICS-0.75%
Xerox Corp. (b)                                       1,001,762       17,230,306
                                                                  --------------
OTHER DIVERSIFIED FINANCIAL SERVICES-1.31%
JPMorgan Chase & Co.                                    592,780       30,190,285
                                                                  --------------
PHARMACEUTICALS-3.07%
Forest Laboratories, Inc. (a)(b)                        428,315       24,032,755
Merck & Co. Inc. (a)                                    655,726       29,343,738
Schering-Plough Corp.                                   686,946       17,173,650
                                                                  --------------
                                                                      70,550,143
                                                                  --------------
PROPERTY & CASUALTY INSURANCE-2.88%
Ambac Financial Group, Inc.                             193,325       17,031,933
Chubb Corp. (The)                                       590,904       30,750,644
SAFECO Corp. (a)                                        286,000       18,306,860
                                                                  --------------
                                                                      66,089,437
                                                                  --------------
PUBLISHING-1.14%
McGraw-Hill Cos., Inc. (The)                            389,088       26,100,023
                                                                  --------------
SOFT DRINKS-1.46%
PepsiCo, Inc.                                           514,535       33,568,263
                                                                  --------------
SPECIALTY STORES-0.74%
Office Depot, Inc. (b)                                  454,606       16,997,718
                                                                  --------------
SYSTEMS SOFTWARE-6.28%
BMC Software, Inc. (b)                                  749,969       25,791,434
Microsoft Corp.                                       1,583,410       48,864,033
Oracle Corp. (b)                                      3,204,867       54,995,518
Symantec Corp. (b)                                      820,292       14,527,371
                                                                  --------------
                                                                     144,178,356
                                                                  --------------
TOBACCO-1.26%
UST Inc. (a)                                            501,889       28,828,504
                                                                  --------------
      Total Domestic Common Stocks (Cost
         $1,536,520,981)                                           1,946,114,655
                                                                  --------------
FOREIGN COMMON STOCKS & OTHER EQUITY
   INTERESTS-14.58%
HONG KONG-1.23%
China Mobile Ltd. (Wireless
   Telecommunication Services) (c)                    3,064,000       28,221,188
                                                                  --------------
MEXICO-3.61%
America Movil S.A. de C.V. -Series L -ADR
   (Wireless Telecommunication Services)              1,457,541       64,656,519
Grupo Televisa S.A. -ADR (Broadcasting &
   Cable TV)                                            620,300       18,274,038
                                                                  --------------
                                                                      82,930,557
                                                                  --------------

                                                       SHARES          VALUE
                                                     ----------   --------------
SWITZERLAND-4.44%
ABB Ltd. (Heavy Electrical Equipment) (c)             2,744,016   $   48,716,940
Roche Holding A.G. (Pharmaceuticals) (c)                162,691       30,667,797
Syngenta A.G. (Fertilizers & Agricultural
   Chemicals) (b) (c)                                   123,000       22,730,194
                                                                  --------------
                                                                     102,114,931
                                                                  --------------
UNITED KINGDOM-5.30%
AstraZeneca PLC -ADR (Pharmaceuticals)                  785,000       43,920,750
Diageo PLC (Distillers & Vintners) (c)                1,660,000       32,354,845
Rio Tinto PLC -ADR (Diversified Metals &
   Mining) (a)                                          113,037       24,439,730
Shire PLC (Pharmaceuticals) (c)                         994,462       20,960,546
                                                                  --------------
                                                                     121,675,871
                                                                  --------------
      Total Foreign Common Stocks &
         Other Equity Interests
         (Cost $267,550,464)                                         334,942,547
                                                                  --------------
MONEY MARKET FUNDS-0.99%
Liquid Assets Portfolio -Institutional
   Class (d)                                         11,342,115       11,342,115
Premier Portfolio -Institutional Class               11,342,115       11,342,115
                                                                  --------------
      Total Money Market Funds
         (Cost $22,684,230)                                           22,684,230
                                                                  --------------
Total Investments (excluding investments
   purchased with cash collateral from
   securities loaned)-100.32%
   (Cost $1,826,755,675)                                           2,303,741,432
                                                                  --------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL
   FROM SECURITIES LOANED
MONEY MARKET FUNDS-2.20%
STIC Prime Portfolio -Institutional Class (d)(e)     50,546,683       50,546,683
                                                                  --------------
      Total Money Market Funds (purchased with
         cash collateral from securities loaned)
         (Cost $50,546,683)                                           50,546,683
                                                                  --------------
TOTAL INVESTMENTS-102.52%
   (Cost $1,877,302,358)                                           2,354,288,115
                                                                  --------------
OTHER ASSETS LESS LIABILITIES-(2.52)%                                (57,904,848)
                                                                  --------------
NET ASSETS-100.00%                                                $2,296,383,267
                                                                  ==============

Investment Abbreviations:

ADR   --  American Depositary Receipt

Notes to Schedule of Investments:

(a)  All or a portion of this security was out on loan at January 31, 2007.

(b)  Non-income producing security.

(c) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at January 31, 2007 was $183,651,510, which represented 8.00% of the Fund's Net Assets. See Note 1A.

(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(e) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Large Cap Growth Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
January 31, 2007
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following

AIM Large Cap Growth Fund
     procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

AIM Large Cap Growth Fund

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the three months ended January 31, 2007.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                         CHANGE IN
                                                                        UNREALIZED
                            VALUE      PURCHASES AT   PROCEEDS FROM    APPRECIATION       VALUE      DIVIDEND     REALIZED
FUND                       10/31/06        COST           SALES       (DEPRECIATION)     01/31/07     INCOME    GAIN (LOSS)
----                     -----------   ------------   -------------   --------------   -----------   --------   -----------
Liquid Assets
Portfolio -
   Institutional Class   $18,157,343   $ 56,798,802   $ (63,614,030)        $--        $11,342,115   $148,831       $--
Premier Portfolio-
   Institutional Class    18,157,343     56,798,802     (63,614,030)         --         11,312,115    147,910        --
                         -----------   ------------   -------------         ---        -----------   --------       ---
   SUBTOTAL              $36,314,686   $113,597,604   $(127,228,060)        $--        $22,684,230   $296,741       $--
                         -----------   ------------   -------------         ---        -----------   --------       ---

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                         CHANGE IN
                                                                        UNREALIZED
                            VALUE      PURCHASES AT   PROCEEDS FROM    APPRECIATION       VALUE      DIVIDEND     REALIZED
FUND                       10/31/06        COST           SALES       (DEPRECIATION)     01/31/07     INCOME*   GAIN (LOSS)
----                     -----------   ------------   -------------   --------------   -----------   --------   -----------
STIC Prime Portfolio -
   Institutional Class   $34,785,504   $275,084,112   $(259,322,933)        $--        $50,546,683   $  2,044       $--
                         -----------   ------------   -------------         ---        -----------   --------       ---
   TOTAL INVESTMENTS
      IN AFFILIATES      $71,100,190   $388,681,716   $(386,550,993)        $--        $73,230,913   $298,785       $--
                         ===========   ============   =============         ===        ===========   ========       ===

*    Net of compensation to counterparties.

AIM Large Cap Growth Fund

NOTE 3 -- PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

          At January 31, 2007, securities with an aggregate value of $49,700,060 were on loan to brokers. The loans were secured by cash collateral of $50,546,683 received by the Fund and subsequently invested in affiliated money market funds. For the three months ended January 31, 2007, the Fund received dividends on cash collateral investments of $2,044 for securities lending transactions, which are net of compensation to counterparties.

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2007 was $285,493,582 and $378,542,448, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities     $474,339,744
Aggregate unrealized (depreciation) of investment securities    (10,038,165)
                                                               ------------
Net unrealized appreciation of investment securities           $464,301,579
                                                               ============

Cost of investments for tax purposes is $1,889,986,536.

                          AIM SELECT BASIC VALUE FUND
          Quarterly Schedule of Portfolio Holdings - January 31, 2007


AIMinvestments.com                 SBV-QTR-1 1/07              A I M Advisors, Inc.              [AIM INVESTMENTS LOGO APPEARS HERE]
                                                                                                       --Registered Trademark--

AIM Select Basic Value Fund

SCHEDULE OF INVESTMENTS
January 31, 2007
(Unaudited)

                                                     SHARES          VALUE
------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY
INTERESTS-99.44%
ADVERTISING-6.51%
Interpublic Group of Cos., Inc. (The) (a)               5,524   $       72,696
Omnicom Group Inc.                                        331           34,821
------------------------------------------------------------------------------
                                                                       107,517
------------------------------------------------------------------------------
BREWERS-3.13%
Molson Coors Brewing Co. -Class B                         640           51,712
------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT-2.75%
Plantronics, Inc.                                       2,307           45,448
------------------------------------------------------------------------------
COMPUTER HARDWARE-4.53%
Dell Inc. (a)                                           3,086           74,835
------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING-3.18%
Chicago Bridge & Iron Co. N.V. -New York Shares         1,767           52,515
------------------------------------------------------------------------------
CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-2.61%
Navistar International Corp. (a)                          975           43,134
------------------------------------------------------------------------------
CONSTRUCTION MATERIALS-5.16%
Cemex S.A. de C.V. -ADR (Mexico)(a)                     2,405           85,089
------------------------------------------------------------------------------
DATA PROCESSING & OUTSOURCED SERVICES-6.54%
First Data Corp.                                        3,034           75,425
Western Union Co.                                       1,454           32,483
------------------------------------------------------------------------------
                                                                       107,908
------------------------------------------------------------------------------
GENERAL MERCHANDISE STORES-3.19%
Target Corp.                                              857           52,586
------------------------------------------------------------------------------
HEALTH CARE DISTRIBUTORS-6.02%
Cardinal Health, Inc.                                   1,392           99,417
------------------------------------------------------------------------------
HOME IMPROVEMENT RETAIL-4.01%
Home Depot, Inc. (The)                                  1,624           66,162
------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES-8.57%
General Electric Co.                                    1,314           47,370
Tyco International Ltd.                                 2,949           94,014
------------------------------------------------------------------------------
                                                                       141,384
------------------------------------------------------------------------------
INVESTMENT BANKING & BROKERAGE-1.98%
Merrill Lynch & Co., Inc.                                 350           32,746
------------------------------------------------------------------------------
MANAGED HEALTH CARE-6.72%
UnitedHealth Group Inc.                                 2,124          111,000
------------------------------------------------------------------------------

                                                     SHARES          VALUE
------------------------------------------------------------------------------
OIL & GAS DRILLING-3.30%
Transocean Inc. (a)                                       705   $       54,546
------------------------------------------------------------------------------
OIL & GAS EQUIPMENT & SERVICES-2.39%
Weatherford International Ltd. (a)                        975           39,371
------------------------------------------------------------------------------
OTHER DIVERSIFIED FINANCIAL SERVICES-9.59%
Citigroup Inc.                                          1,390           76,630
JPMorgan Chase & Co.                                    1,603           81,641
------------------------------------------------------------------------------
                                                                       158,271
------------------------------------------------------------------------------
PHARMACEUTICALS-7.78%
Pfizer Inc.                                             2,832           74,311
Sanofi-Aventis (France)(b)                                612           54,052
------------------------------------------------------------------------------
                                                                       128,363
------------------------------------------------------------------------------
SYSTEMS SOFTWARE-8.66%
CA Inc.                                                 3,419           83,936
Microsoft Corp.                                         1,911           58,974
------------------------------------------------------------------------------
                                                                       142,910
------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE-2.82%
Fannie Mae                                                823           46,524
==============================================================================
TOTAL INVESTMENTS-99.44%
  (Cost $1,330,807)                                                  1,641,438
==============================================================================
OTHER ASSETS LESS LIABILITIES-0.56%                                      9,191
==============================================================================
NET ASSETS-100.00%                                              $    1,650,629
==============================================================================

Investment Abbreviations:

ADR -- American Depositary Receipt

Notes to Schedule of Investments:

(a)  Non-income producing security.
(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The value of this security at January 31, 2007 represented 3.27% of the Fund's Net Assets. See Note 1A.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Select Basic Value Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
January 31, 2007
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following

AIM Select Basic Value Fund
     procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

       The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

AIM Select Basic Value Fund

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2007 was $457,785 and $456,229, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities            $338,257
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities           (27,656)
------------------------------------------------------------------------------
Net unrealized appreciation of investment securities                  $310,601
==============================================================================
Cost of investments for tax purposes is $1,330,837.

NOTE 3 -- SUBSEQUENT EVENT

The Board of Trustees of AIM Equity Funds approved, on February 22, 2007 the liquidation of AIM Select Basic Value Fund ("Fund"). The Fund was liquidated on February 28, 2007.

Item 2. Controls and Procedures.

     (a) As of March 15, 2007, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of March 15, 2007, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

     (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

          Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Equity Funds


By: /s/ Philip A. Taylor
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: March 30, 2007

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Philip A. Taylor
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: March 30, 2007


By: /s/ Sidney M. Dilgren
    ---------------------------------
    Sidney M. Dilgren
    Principal Financial Officer

Date: March 30, 2007

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.